Trade payables (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about trade payables [text block]

	As at December 31
(in EUR 000)	2021	2020
Payables	2,394	815
Invoices to be received	1,601	375
Total Trade payables	3,995	1,190